Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of Balance Sheet
	December 31,	December 31,
	2017	2018
	NIS millions	NIS millions
Current assets	2	3
Current liabilities	2	1
Long-term liability - debentures (including current maturity)*	-	-

* Debentures balance held by related parties, which includes debentures held for the benefit of the public, through, among others, provident funds, mutual funds and pension funds, as of December 31, 2018 and 2017, is NIS 8 million par value linked to the CPI and NIS 19 million par value linked to the CPI, respectively.

Schedule of Transactions with Related Parties
Transactions with related and interested parties executed in the ordinary course of business at regular commercial terms:

	Year ended December 31,
	2016	2017	2018
	NIS millions	NIS millions	NIS millions
Income:

Revenues	17	13	12

Expenses:

Cost of revenues and other	16	16	13

Schedule of Key Management Personnel Compensation	Key management personnel compensation is comprised of:
	Year ended December 31,
	2016	2017	2018
	NIS millions	NIS millions	NIS millions
Short-term employee benefits	4	6	4
Share-based payments	1	1	1

	5	7	5